Identified Intangible Assets - Summary of Amortization Expense on Identified Intangible Assets, Net (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Intangible Asset Net [Abstract]
2021	$ 7,551,000
2022	8,647,000	$ 11,920,000
2023	7,390,000	8,648,000
2024	6,195,000	7,384,000
2025	5,017,000	6,155,000
2025		4,977,000
Thereafter	24,758,000
Thereafter		24,669,000
Total	$ 59,558,000	$ 63,753,000